Long-term Debt	6 Months Ended
Jun. 30, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term Debt:

9.       Long-term Debt:

Details of the Company’s credit facilities and debt securities are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report and are supplemented by the below new activities.

New Financing Activities

i) SEB Facility:

On January 28, 2019, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), the “SEB Facility,” for the financing of an amount up to $71,420. The facility is available in four tranches. The first two tranches of $32,825 each were drawn on January 30, 2019 and used together with cash on hand to refinance the outstanding amounts under the lease agreements of the Star Laetitia and the Star Sienna (Note 7). Each tranche matures six years after the drawdown date and is repayable in 24 consecutive, quarterly principal payments of $677 for each of the first 10 quarters and of $524 for each of the remaining 14 quarters, and a balloon payment of $18,723 payable simultaneously with the last quarterly installment, which is due in January 2025. The remaining two tranches of approximately $1,260 each, which will be used to finance the acquisition and installation of scrubber equipment for the respective vessels, are expected to be drawn in 2019 and are repayable in 12 equal quarterly installments. The SEB Facility is secured by a first priority mortgage on the two vessels.

ii) E SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of $37,100 which was used to refinance the outstanding amount under the lease agreement of the Star Ariadne (Note 7). On March 1, 2019, the Company drew the amount of $37,100 which is repayable in 20 consecutive, quarterly principal payments of $618, plus a balloon payment of $24,733 payable simultaneously with the last quarterly installment, which is due in March 2024. The E.SUN Facility is secured by a first priority mortgage on the vessel.

iii) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount up to $36,645 that will be used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). The first tranche of $11,659 was drawn in April 2019. The remaining available amount is expected to be drawn during 2019. The facility is repayable in 10 consecutive semi-annual installments of $3,664 and is secured by a second-priority mortgage on certain of the 42 vessels.

iv) ING $100,600 Facility:

On March 28, 2019, the Company entered into an amended and restated facility agreement with ING Bank N.V., London Branch, the “ING $100,600 Facility”, in order to increase the financing by $52,800 and to include additional borrowers under the existing ING $47,800 Facility. The additional financing amount of $52,800 is available in four tranches. The first two tranches of $32,100 and $17,400, were drawn in March 2019 and April 2019, respectively and used to refinance the outstanding amounts under the lease agreements of the Star Magnanimus and the Star Alessia (Note 7). Each tranche is repayable in 28 consecutive, quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700, for each of the two vessels, both due seven years after the drawdown date. The remaining two tranches of $1,400 each will be used to finance the acquisition and installation of scrubber equipment for the aforementioned vessels. The first was drawn in May 2019, and the second is expected to be drawn during the remainder of 2019. Both tranches are repayable in 16 equal quarterly installments. The ING $100,600 Facility is also secured by a first priority mortgage on the two aforementioned vessels.

v) Citibank $62,600 Facility:

On May 8, 2019, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citibank $62,600 Facility”). In May 2019, the Company drew the aggregate amount of $62,563, which was used, together with cash on hand, to refinance the outstanding amounts under the lease agreements of the Star Virgo and the Star Marisa (Note 7). The facility is repayable in 20 quarterly principal payments of $1,298 and a balloon payment of $36,611 payable simultaneously with the last quarterly installment, which is due in May 2024. The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.

vi) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC Bank Co., Ltd, the “CTBC Facility,” for an amount of $35,000, which was used to refinance the outstanding amount under the lease agreement of the ABOY Karlie (Note 7). The facility is repayable in 20 quarterly principal payments of $730 and a balloon payment of $20,400 payable simultaneously with the last quarterly installment, which is due in May 2024. The CTBC Facility is secured by first priority mortgage on the aforementioned vessel.

vii) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation, the “NTT Facility,” for an amount of $17,500. The amount was drawn in August and was used to refinance the outstanding loan amount of $11,161 of the Star Aquarius under the “NIBC $32,000 Facility.” The facility is repayable in 27 quarterly principal payments of $313 and a balloon payment of $9,063 which is due in August 2026. The NTT Facility is secured by first priority mortgage on the Star Aquarius.

viii) CEXIM $106,470 Facility:

In July 2019, the Company entered into a committed term sheet with China Export-Import Bank for the financing of up to $106,470 (the “CEXIM $106,470 Facility”). The facility will be available in three tranches of $35,490 each and will be used to finance the outstanding amounts under the lease agreements of the Katie K, the Debbie H and the Star Ayesha. The three tranches are expected to be drawn by November 2019 and will each mature 10 years after its drawdown date. The CEXIM $106,470 Facility will be secured by first priority mortgages on the three aforementioned vessels. The loan documentation was finalized and the agreement was signed on September 23, 2019.

Scrubber Financing:

During the six months ended June 30, 2019, the Company drew down an amount of (i) $11,659 under the Atradius Facility, (ii) $9,385 under the DNB $310,000 Facility and (iii) $1,400 under the ING $100,600 Facility to finance the acquisition and installation of scrubber equipment for several of its vessels. As of June 30, 2019, the undrawn portion of scrubber-related financing under all facilities following these drawdowns stands at $112,321.

The Company’s credit facilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

·	a minimum percentage of aggregate vessel value to secured loans (the security cover ratio or “SCR”);
·	a maximum ratio of total liabilities to market value adjusted total assets;
·	a minimum EBITDA to interest coverage ratio;
·	a minimum liquidity; and
·	a minimum market value adjusted net worth.

As of December 31, 2018 and June 30, 2019, the Company was required to maintain minimum liquidity, not legally restricted, of $53,500 and $54,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2018 and June 30, 2019, the Company was required to maintain a minimum liquidity, legally restricted, of $8,956 and $13,292, which is included within “Restricted cash, current and non-current” in the consolidated balance sheets.

As of June 30, 2019, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.

The principal payments required to be made after June 30, 2019 for all of the then-outstanding bank debt, are as follows:

Twelve month periods ending	Amount
June 30, 2020	$122,919
June 30, 2021	135,789
June 30, 2022	130,259
June 30, 2023	141,977
June 30, 2024	365,608
June 30, 2025 and thereafter	132,703
Total Long term debt	$1,029,255
Unamortized debt issuance costs	12,676
Total Long term debt, net	$1,016,579
Current portion of long term debt	122,919
Long term debt, net	893,660

The 2022 Notes mature in November 2022 and are presented in the consolidated balance sheets as of June 30, 2019 net of unamortized debt issuance costs of $1,386.

For the six-month periods ended June 30, 2018 and 2019, the Company’s existing financing agreements (including lease agreements) bore interest at a weighted-average rate of approximately 5.40% and 5.65%, respectively.

All of the Company’s financing agreements (including lease agreements) bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated statements of operations are analyzed as follows:

	2018	2019
Interest on long term debt and bareboat leases	$28,691	$41,034
Less: Interest capitalized	(468)	(629)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	73	-
Amortization of debt issuance costs	1,367	2,575
Other bank and finance charges	675	846
Interest and finance costs	$30,338	$43,826

During the six-month periods ended June 30, 2018 and 2019, $21 and $80 of unamortized debt issuance costs were written off and included under “Loss on debt extinguishment” in the consolidated unaudited interim condensed consolidated statements of operations. In addition, in connection with the refinancing of the credit facilities as described above, we incurred expenses of $115, which are also included under “Loss on debt extinguishment” in the unaudited interim condensed consolidated statements of operations for the six-month period ended June 30, 2019.